VIA EDGAR

February 12, 2007

Securities and Exchange Commission

Document Control

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Old Mutual Advisor Funds II

1933 Act File No. 002-99810

1940 Act File No. 881-04391

CIK No. 0000775180

Ladies and Gentlemen:

Pursuant to Regulation 14C under the Securities Exchange Act of 1934, on behalf of Old Mutual Advisor Funds II, Old Mutual Capital hereby submits the enclosed Information Statement for filing on EDGAR (submission type PRE 14C).

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Associate Counsel

OLD MUTUAL CAPITAL, INC.

Encl.